Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Note 29: Subsequent events

On February 18, 2019, the Board of Directors declared a fourth interim dividend of $0.44 per common share to be paid on March 15, 2019 to shareholders of record on March 4, 2019.